Stock Award Plans - Additional Information (Details)	12 Months Ended
	Sep. 30, 2015 USD ($) plan shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares	Sep. 30, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans | plan	1
Shares authorized to be reserved | shares	5,000,000
Shares available for issuance | shares	4,201,230
Award vesting period (in years)	5 years
Contractual term of award (in years)	10 years
Unrecognized compensation cost for stock options, net of forfeitures	$ 95,182
Weighted average remaining period (years)	6 months
Compensation cost for stock options	$ 232,000	$ 324,000	$ 473,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested, number | shares	521,302	515,845	480,904	371,096
Fair market value at date of grant at restricted stock	$ 7,800,000	$ 7,300,000
Compensation cost for stock options	$ 3,271,564	$ 3,085,081	$ 2,815,049
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	7 years